Shareholders' contributions - Narrative (Details)								12 Months Ended
	Apr. 17, 2024 USD ($) installment	Nov. 24, 2023 $ / shares	May 24, 2023 USD ($) $ / shares	Nov. 17, 2022 USD ($) $ / shares	May 17, 2022 USD ($) $ / shares	Apr. 20, 2022 USD ($) installment $ / shares shares	Sep. 24, 2013	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 19, 2023 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (USD per share) | $ / shares								$ 1.5
Number of votes per share | vote								1
Reduction of issued capital						$ 16,500,000
Cancellation of treasury shares (in shares) | shares						11,000,000
Treasury shares, nominal value (USD per share) | $ / shares						$ 1.50
Share capital						$ 167,072,722.5		$ 167,073,000	$ 167,073,000
Number of shares issued (in shares) | shares						111,381,815
Authorized proportion of outstanding stock (as a percent)							5.00%
Stock repurchase program, extension period							12 months
Purchase of treasury shares								26,242,000	36,844,000	$ 66,463,000
Dividend payables						$ 35,000,000					$ 35,000,000
Number of payment installments | installment						2					2
Dividends recognized as distributions to owners			$ 17,500,000	$ 17,500,000	$ 17,500,000			35,000,000	35,000,000
Dividends recognized as distributions to owners (USD per share) | $ / shares		$ 0.1649	$ 0.1626	$ 0.1602	$ 0.1572
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of treasury shares								$ 4,119,000	6,874,000	11,114,000
Number of shares outstanding | shares								5,376,315,000,000
Annual Dividend Proposal
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 35,000,000
Number of payment installments | installment	2
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchased under program (shares) | shares								24,694,405,000,000
Employee stock options exercised (shares) | shares								8,448,951,000,000
Purchase of treasury shares								$ 26,200,000	$ 36,800,000	$ 66,500,000